ING Life Insurance and Annuity Company
and its Variable Annuity Account C
State University of New York Defined Contribution Retirement Plans
Supplement dated June 26, 2009 to the Contract Prospectus dated May 1, 2009, as amended.

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus. Please read it carefully and keep it with your current Contract Prospectus future reference.

The information for the fund referenced below appearing in the Contract Prospectus under Appendix III–Fund Descriptions is hereby deleted and replaced with the following:

Fund Name	Investment Adviser/Subadviser	Investment Objective(s)
Calvert Variable Series, Inc. – Calvert Social Balanced Portfolio	Calvert Asset Management
Company, Inc.

Subadvisers: (equity portion
of Portfolio):New
Amsterdam Partners LLC

Calvert Asset Management
Company, Inc. manages
fixed-income portion of
Portfolio and handles
allocation of assets and
Portfolio Managers for the
Portfolio.	A non-diversified portfolio that seeks to
achieve a competitive total return
through an actively managed portfolio
of stocks, bonds and money market
instruments which offer income and
capital growth opportunity and which
satisfy the investment and social
criteria.

X.81216-09B	June 2009